SHARE CAPITAL (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Mar. 31, 2015		Dec. 31, 2014		Dec. 31, 2014	Mar. 31, 2013
Balance		$ (50,439)		$ (774,626)		$ (710,982)	$ (183,721)
Shares issued on private placements							117,192
Shares issued under private placement		7,871,601
Shares issued on conversion and settlement of debt (in shares)				33,333
Shares issued on the exercise of options				$ 228,875
Shares issued as Acquisition Transaction consideration		0
Balance		$ 5,883,905		$ (50,439)		$ (50,439)	$ 471,822
Common Stock [Member]
Balance (in shares)		49,737,096		36,621,885		36,621,885	9,000,000	[1]
Balance		$ 49,737		$ 36,622		$ 36,622	$ 5	[1]
Shares issued on private placements (in shares)	[2]						200,000
Shares issued on private placements	[2]						$ 117,192
Shares issued under private placement (in shares)		9,839,500
Shares issued under private placement		$ 9,840
Shares issued on the exercise of options (in shares)	[3]			1,310,734
Shares issued on the exercise of options	[3]			$ 1,311
Shares issued as Acquisition Transaction consideration (in shares)		6,000,000
Shares issued as Acquisition Transaction consideration		$ 6,000
Balance (in shares)		65,839,500		49,737,096		49,737,096	11,475,000
Balance		$ 65,840		$ 49,737		$ 49,737	$ 1,569,594
Exchangable Shares [Member]
Balance (in shares)		49,737,096		36,621,885
Balance		$ 49,737		$ 36,622
Shares issued on private placements (in shares)		262,904	[4]	0
Shares issued on private placements		$ 263	[4]	$ 0
Shares issued under private placement (in shares)		0		10,792,335	[5]
Shares issued under private placement		$ 0		$ 10,792	[5]
Shares issued on conversion and settlement of debt (in shares)		0		1,012,142	[6],[7]
Shares issued on conversion and settlement of debt		$ 0		$ 1,012	[6],[7]
Shares issued on the exercise of options (in shares)		0		1,310,734
Shares issued on the exercise of options		$ 0		$ 1,311
Balance (in shares)		50,000,000		49,737,096		49,737,096
Balance		$ 50,000		$ 49,737		$ 49,737
Common Shares [Member]
Balance (in shares)		0		0
Balance		$ 0		$ 0
Shares issued under private placement (in shares)	[8],[9],[10],[11]	9,839,500		0
Shares issued under private placement	[8],[9],[10],[11]	$ 9,840		$ 0
Shares issued as Acquisition Transaction consideration (in shares)		6,000,000	[9]	0
Shares issued as Acquisition Transaction consideration		$ 6,000	[9]	$ 0
Balance (in shares)		15,839,500		0		0
Balance		$ 15,840		$ 0		$ 0

[1]	The opening balance consists of 7,750,000 common shares issued to its two founders for a consideration of $2, 1,000,000 commons shares issued to two directors and 250,000 common shares to a consultant for a total of 1,250,000 common shares for consideration of $3.
[2]	In May, 2012, 200,000 common shares valued at $117,192 were issued for settlement of accounts payable relating to services performed in the prior year, which is included in general and administrative expenses for the year ended March 31, 2013.
[3]	In June 2014, the Company issued 416,667 common shares for the exercise of stock options. The Company received cash of $228,875 ($250,000 CAD). The value of the options, $106,185, was transferred from contributed surplus to share capital on exercise.
[4]	On February 25, 2015, 262,904 common shares were issued to two former lenders connected with a $241,185 loan received and repaid during fiscal 2013. The common shares were valued at $210,323 based on the value of the concurrent private placement (Note 7(vi)), and recorded in stock based compensation on the statement of operations and comprehensive loss. As part of the consideration for the initial loan the CTO and COO had transferred 314,560 common shares to the lenders. For contributing the common shares to the lenders the Company intends to reimburse the CTO and COO 320,000 shares of common stock; however, these shares have not yet been issued.
[5]	In April, 2014, Bionik Canada completed a private placement issuing 10,792,335 common shares at a price of $0.24 per share for gross proceeds of $2,590,160. A former director of Bionik Canada assisted in securing a significant portion of this financing. The Company incurred $11,609 in share issue costs related to the transaction.
[6]	In June, 2014, Bionik Canada issued 575,234 common shares on conversion of the convertible secured promissory note (Note 5). The note plus accrued interest totaled $124,523 and was converted at a 20% discount to the April 2014 private placement.
[7]	In May 2014, Bionik Canada issued 436,908 common shares in exchange for the settlement of $138,888 of unsecured debt.
[8]	Concurrently with the closing of the Acquisition Transaction on February 26, 2015, the Company issued 7,735,750 units (the “Units”) for gross proceeds of $6,188,600 (the “First Closing”) (including $500,000 of outstanding bridge loans converted into Units at the offering price) at a purchase price of $0.80 per Unit (the “Purchase Price”) in a private placement offering (the “Offering”). Each Unit consists of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years. The Company incurred share issue costs related to the transaction of $848,822 and issued 773,575 broker warrants exercisable at $0.80 for a period of 4 years.
[9]	Immediately following the Acquisition Transaction and the First Closing, 6,000,000 shares of common stock were held by existing Drywave stockholders, 7,735,750 shares of common stock were held by the investors in the Offering and Bionik Canada shareholders held an equivalent of 50,000,000 shares of common stock through their ownership of 100% of the Exchangeable Shares which vote alongside the common stock of the Company as a single class through the one issued and outstanding Special Preferred Share.
[10]	On March 27, 2015, the Company issued 1,212,500 Units for gross proceeds of $970,000 to accredited investors in a second closing (the “Second Closing”). Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years. The Company incurred share issue costs related to the Second Closing of $141,100 and issued 121,250 broker warrants exercisable at $0.80 for a period of 4 years.
[11]	On March 31, 2015, the Company issued 891,250 Units for gross proceeds of $713,000 to accredited investors in a third closing (the “Third Closing”). Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years. The Company incurred share issue costs related to the Third Closing of $97,098 and issued 89,125 broker warrants exercisable at $0.80 for a period of 4 years.